Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Investments, All Other Investments [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company’s liabilities measured at fair value on a recurring basis at June 30, 2018 and 2017:

	June 30, 2018
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$57	$-	$57

Total	$-	$57	$-	$57

	June 30, 2017
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$155	$-	$155

Total	$-	$155	$-	$155